Taxation Paid - Schedule of detailed information about tax paid (Detail) $ in Millions, $ in Millions			3 Months Ended	12 Months Ended			101 Months Ended
	May 05, 2025	Dec. 13, 2016	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	May 05, 2025	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
Disclosure of temporary difference unused tax losses and unused tax credits [line items]
Amount (payable)/receivable at beginning of the year				$ 36.6	$ 13.6	$ (22.4)
Current taxation recognised in profit or loss				(980.2)	(550.2)	(458.3)
Derecognition of Gruyere previously held interest - 50%				7.2	0.0	0.0
Gold Road acquisition through business combination - 100%				(7.4)	0.0	0.0
Amount payable, net of receivable at end of the year			$ 238.1	238.1	36.6	13.6
Translation				(10.8)	1.7	0.5
Total taxation paid				(789.7)	(525.5)	(421.8)
Non-current taxation receivable			(73.1)	(73.1)	(69.7)	(75.7)		$ (100.3)	$ (100.3)	$ (100.3)
Current taxation receivable			(0.3)	(0.3)	(6.1)	(6.4)
Taxation payable			311.5	311.5	112.4	95.7
Taxation payable, net of receivable at the end of the year			$ 238.1	$ 238.1	$ 36.6	$ 13.6
Gold Road
Disclosure of temporary difference unused tax losses and unused tax credits [line items]
Group beneficial interest	100.00%		100.00%
Gruyere Gold project
Disclosure of temporary difference unused tax losses and unused tax credits [line items]
Percentage of ownership in joint operation	50.00%	50.00%					50.00%